Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Parties

15. Related Parties

Transactions with Related Parties (Apollo Affiliates)

The Company has entered into certain transactions in the normal course of business with entities that are owned by affiliates of Apollo. For both the three months ended September 30, 2013 and 2012, the net sales to related parties were $2 million. For both the nine months ended September 30, 2013 and 2012, the net sales to related parties were $6 million. For both the three months ended September 30, 2013 and 2012, the cost of sales pertaining to purchases from related parties was $1 million. For both the nine months ended September 30, 2013 and 2012, the cost of sales pertaining to purchases from related parties was $2 million.

Apollo Management Fee Agreement

In connection with the Acquisition, Apollo Management VII, LP entered into a management fee agreement with the Company, which allows Apollo and its affiliates to provide certain management consulting services to the Company. The Company pays Apollo an annual management fee for this service of approximately $4 million plus out-of-pocket costs and expenses in connection therewith. In 2012, the fee was prorated based on the date of the Acquisition. In addition to the management fee, the Company recognized Acquisition related expenses paid to Apollo Global Securities, LLC amounting to approximately $15 million for the nine months ended September 30, 2012.

For the three and nine month periods ended September 30, 2013, the Company has expensed approximately $0 million and $4 million in Apollo management fees, respectively. The year-to-date expense of $4 million represented the full 2013 expense. For the three and nine month periods ended September 30, 2012, the Company expensed approximately $1 million and $2 million in Apollo management fees, respectively.

In connection with the IPO, Apollo gave notice to the Company to terminate its management service agreement, and pay a $35 million termination fee, in accordance with the terms of the agreement. This termination fee was paid in May 2013 and is included in other operating expense on the Condensed Consolidated Statements of Operations.

16. Related Parties

Transactions with Related Parties (Apollo Affiliates)

The Company has entered into certain transactions in the normal course of business with entities that are owned by affiliates of Apollo. For the year ended December 31, 2012, the Company has recognized Net Sales related to these transactions of $6.6 million. For the year ended December 31, 2012, the Company has recognized Cost of Sales related to these transactions of $2 million.

Apollo Management Fee Agreement

In connection with the Acquisition, Apollo Management VII, LP entered into a management fee agreement with the Company which allows Apollo and its affiliates to provide certain management consulting services to the Company. The Company pays Apollo an annual management fee for this service of $3.9 million plus out-of-pocket costs and expenses in connection therewith. In 2012, the fee was prorated based on the date of the Acquisition. For the period ended December 31, 2012, the company has expensed $3.4 million. In addition to the management fee, the company has recognized expenses paid to Apollo Global Securities, LLC related to the Acquisition amounting to $14.6 million. For the year ended December 31, 2012, the Company has recognized other expenses from Apollo of $0.3 million.

Transactions with Related Parties (Predecessor)

As of December 31, 2012 and 2011, amounts due to related parties were $0 million and $373 million, respectively, for the Subordinated Capitalized Bonds and amounts due from related parties were $0 million and $1 million, respectively. As part of the acquisition, all outstanding interest and capitalized interest were repaid.